Cash and Cash Equivalents, Margin Cash and Long-Term Investments	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents, Margin Cash and Long-Term Investments [Abstract]
Cash and cash equivalents, margin cash and long-term investments

3 Cash and cash equivalents, margin cash and long-term investments

Cash and cash equivalents	March 31, 2026	December 31, 2025
Cash on hand and at banks	1,624,299	2,557,740
CDB (bank certificates of deposit) / Overnight investments (1)	1,604,823	1,937,761
National Treasury Bill (Tesouro Selic) (3)	65,666	69,635
	3,294,788	4,565,136

Margin cash
CME (Chicago Mercantile Exchange) Margin investments (2)	70,466	105,993
Investments in Treasury Bills (3)	88,349	53,569
	158,815	159,562

Long-term investments
Investment funds (4)	49,224	45,780
	49,224	45,780

Total	3,502,827	4,770,478

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Overnight investments are equivalent to fixed-income instruments, earning interest at the FED rate + 0.05%.

(2)	CME margin investments represent margin deposits allocated to fixed-income equivalent instruments. These investments accrue interest based on the Interest Rate on Reserve Balances (IORB).

(3)	Brazilian Government securities (Tesouro Selic) are instruments acquired from financial institutions with conditions and characteristics similar to bank certificates of deposit (CDBs).

(4)	Investment in a FIDC (Credit Rights Investment Fund) maturing in 2035, earning a fixed interest rate of 5% in the period.